Financial Instruments	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Financial Instruments

Financial Instruments

a.	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see note 14 to the Company’s audited consolidated financial statements filed with its Annual Report on the Form 20-F for the year ended December 31, 2015.

The Company has entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels (see note 8). The fair value of this derivative agreement is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date, based on the present value of the Company’s projection of future Aframax spot market tanker rates, which have been derived from current Aframax spot market tanker rates and estimated future rates.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		September 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	60,237	60,237	97,287	97,287
Derivative instruments (note 8)
Interest rate swap agreements (1)	Level 2	(4,624)	(4,624)	(10,538)	(10,538)
Time-charter swap agreement (1)	Level 3	1,554	1,554	—	—
Stock purchase warrant	Level 3	717	717	5,164	5,164

Non-Recurring:
Vessel held for sale (note 13)	Level 2	13,151	13,151	—	—

Other:
Advances to equity accounted investments	Note (2)	11,480	Note (2)	13,980	Note (2)
Long-term debt, including current portion	Level 2	(966,651)	(955,596)	(1,164,605)	(1,140,135)

(1)
The fair value of the Company’s interest rate swap agreements and time-charter swap agreement at September 30, 2016 excludes accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2016 and December 31, 2015 were not determinable.

Changes in fair value during the three and nine months ended September 30, 2016 for the Company’s time-charter swap agreement, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2016
	$	$
Fair value asset - beginning of the period	1,345	—
Settlements	(1,096)	(1,222)
Realized and unrealized gain	1,305	2,776
Fair value asset - at the end of the period	1,554	1,554

The estimated fair value of the time-charter swap agreement is based in part upon the Company’s projection of future Aframax spot market tanker rates, which has been derived from current Aframax spot market tanker rates and estimated future rates, as well as an estimated discount rate. The estimated fair value of the time-charter swap agreement as of September 30, 2016 is based upon an estimated average daily tanker rate of approximately $19,000 over the remaining duration of the contract. In developing and evaluating this estimate, the Company considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.
During January 2014, the Company received a stock purchase warrant entitling it to purchase up to 750,000 shares of the common stock of TIL (see note 5b). The estimated fair value of the stock purchase warrant was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free interest rate, vesting conditions and the historical volatility of comparable companies. The estimated fair value of the stock purchase warrant as of September 30, 2016 is based on the historical volatility of comparable companies of 45.64%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.
Changes in fair value during the three and nine months ended September 30, 2016 and 2015 for the TIL stock purchase warrant, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
	$	$	$	$
Fair value at the beginning of the period	916	5,526	5,164	4,657
Unrealized (loss) gain included in earnings	(199)	(105)	(4,447)	764
Fair value at the end of the period	717	5,421	717	5,421

b.	Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2016	December 31, 2015
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity accounted investments	Other internal metrics	Performing	11,480	13,980
Total			11,480	13,980